CONTROLLED ENTITIES	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
CONTROLLED ENTITIES

NOTE 20 - CONTROLLED ENTITIES

The ultimate legal parent entity of the Group is Security Matters Limited, incorporated and domiciled in Australia. The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policies described in Note 2.

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2022	Percentage Owned December 31, 2021
Security Matters Ltd.	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
Security Matters France Ltd.	France	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	50%

Security Matters Canada

Security Matters Canada was founded in March 2021 for commercializing the group’s activity in Canada. During the period Security Matters Canada has not yet started its operations.

Security Matters France

Security Matters France was founded in June 2021 for commercializing the group’s activity in EU. During the period Security Matters France has not yet started its operations.

SMX Beverages Pty Ltd

SMX Beverages Pty Ltd was founded in February 2020 as a joint venture for commercializing the group’s alcoholic beverages activity. Since March 2022, SMX Beverages Pty Ltd has been a wholly owned subsidiary (Note 7). During the period SMX Beverages Pty Ltd has not yet started its operations.